AURORA 10Q - DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	9 Months Ended
Sep. 30, 2023
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
1. Organization and Nature of the Business
Better Home & Finance Holding Company, formerly known as Aurora Acquisition Corp. (“Aurora”), together with its subsidiaries (collectively, the “Company”), provides a comprehensive set of homeownership offerings in the United States while expanding in the United Kingdom. The Company’s offerings include mortgage loans, real estate agent services, title and homeowner’s insurance, and other homeownership offerings, such as the Company’s cash offer program. The Company leverages Tinman, its proprietary technology platform, to optimize the mortgage process from the initial application, to the integration of a suite of additional homeownership offerings, to the sale of loans to a network of loan purchasers.
Mortgage loans originated within the United States are through the Company’s wholly-owned subsidiary Better Mortgage Corporation (“BMC”). BMC is an approved Title II Single Family Program Lender with the Department of Housing and Urban Development’s (“HUD”) Federal Housing Administration (“FHA”), and is an approved seller and servicer with the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FMCC”). The Company has expanded into the U.K. and offers a multitude of financial products and services to consumers via regulated entities obtained through acquisitions.
On August 22, 2023 (the “Closing Date”), the Company consummated the previously announced Business Combination (the “Business Combination”), pursuant to the terms of the Agreement and Plan of Merger, dated as of May 10, 2021, as amended as of October 27, 2021, November 9, 2021, November 30, 2021, August 26, 2022, February 24, 2023 and June 23, 2023 (as amended, the “Merger Agreement”), by and among Aurora, Better Holdco, Inc. (“Better”), and Aurora Merger Sub I, Inc., formerly a wholly owned subsidiary of Aurora (“Merger Sub”). On the Closing Date, Merger Sub merged with and into Better, with Better surviving the merger (the “First Merger”) and Better merged with and into Aurora, with Aurora surviving the merger and changing its name to “Better Home & Finance Holding Company” (referred to as “Better Home & Finance” or the “Company”) (such merger, the “Second Merger,” and together with the First Merger, the “Business Combination” and the completion thereof, the “Closing”).
Better Home & Finance Class A common stock and warrants are listed on the Nasdaq Global Market and the Nasdaq Capital Market, respectively, under the ticker symbols “BETR” and “BETRW.”
1. ORGANIZATION AND NATURE OF THE BUSINESS
Better Holdco, Inc. and its subsidiaries (together, the “Company”) provide a comprehensive set of homeownership offerings. The Company’s offerings include mortgage loans, real estate agent services, title and homeowner’s insurance, and other homeownership offerings, such as the Company’s cash offer program. The Company leverages Tinman, its proprietary technology platform, to optimize the mortgage process from the initial application, to the integration of a suite of additional homeownership offerings, to the sale of loans to a network of loan purchasers.
The Company originates mortgage loans throughout the United States through its wholly-owned subsidiary Better Mortgage Corporation (“BMC”). BMC is an approved Title II Single Family Program Lender with the Department of Housing and Urban Development’s (“HUD”) Federal Housing Administration (“FHA”), and is an approved seller and servicer with the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FMCC”).
The Company commenced operations in 2015 and is headquartered in New York. The Company’s fiscal year ends on December 31.
In May 2021, the Company entered into a definitive merger agreement (“Merger Agreement” or the “Merger”) with Aurora Acquisition Corp (“Aurora”), a special purpose acquisition company (“SPAC”) traded on the NASDAQ under “AURC”, which will transform the Company into a publicly listed company. The transaction will be accounted for as a reverse recapitalization and the Company has been determined to be the accounting acquirer. Pursuant to the Merger Agreement, the Company will merge with Aurora Merger Sub I, Inc. (“Merger Sub”), a wholly owned subsidiary of Aurora, with the Company surviving as a wholly owned subsidiary of Aurora (the “First Merger”). Immediately following the First Merger, the Company will merge with and into its parent, Aurora, with Aurora surviving and changing its corporate name from “Aurora Acquisition Corp.” to “Better Home & Finance Holding Company” (the “Second Merger”). The Second Merger together with the First Merger will be referred to as “the Merger”.
The stock consideration will consist of a number of shares of Better Home & Finance Holding Company (“Better Home & Finance”) Class A common stock, Better Home & Finance Class B common stock or Better Home & Finance Class C common stock equal to (A) 690,000,000 shares, minus (B) the aggregate amount of Better Home & Finance Class B common stock that would be issuable upon the net exercise or conversion, as applicable, of the Better Awards (the “Stock Consideration”). Better Awards include all (i) options to purchase shares of the Company’s common stock, (ii) restricted stock units based on shares of the Company’s common stock, and (iii) restricted shares of the Company’s common stock outstanding as of immediately prior to the First Merger. As a result of and upon the closing of the Merger Agreement, among other things, (i) all outstanding shares of the Company’s common stock as of immediately prior to the effective time of the First Merger, will be cancelled in exchange for the right to receive the Stock Consideration; (ii) all Better Awards outstanding as of immediately prior to the effective time of the First Merger will be converted, based on the Exchange Ratio, into awards based on shares of Better Home & Finance Class B common stock; and (iii) all of the Company’s warrants outstanding as of immediately prior to the effective time of the First Merger will, in accordance with the warrant holders’ agreements, be conditionally exercised and eligible to receive their portion of the Stock Consideration or be converted, based on the Exchange Ratio, into warrants to purchase shares of Better Home & Finance Class A common stock. The Exchange Ratio is the quotient obtained by dividing (a) 690,000,000 by (b) the number of aggregate fully diluted common shares of the Company. Amounts remaining in Aurora’s trust account as of immediately following the effective time of the Merger will be retained by Better Home & Finance following the closing of the Merger.
In November 2021, in connection with the Merger Agreement, the Company entered into Amendment No.3 (“Amendment No. 3”) to the Merger. In order to provide the Company with immediate liquidity, the structure of the Merger Agreement was amended to replace the $1.5 billion private investment into public equity (“PIPE”), including the use of such proceeds for a $950.0 million secondary purchase of shares of existing stockholders of the Company, with $750.0 million of bridge notes (the “Pre-Closing Bridge Notes”) and $750.0 million of post-closing convertible notes (“Post-Closing Convertible Notes”). Amendment No. 3 also extended the end date of the Merger Agreement from February 12, 2022 to September 30, 2022, among other amendments.
The Pre-Closing Bridge Notes were issued in December 2021 in the amount of $750.0 million as part of a convertible bridge note purchase agreement (“Pre-Closing Bridge Note Purchase Agreement”) and Amendment No. 3. The Pre-Closing Bridge Notes were funded by Novator Capital Ltd. (the “Sponsor” or “Novator”) and SB Northstar LP (“Softbank”) in an aggregate principal amount of $100.0 million and $650.0 million, respectively. Under the terms of the Pre-Closing Bridge Note Purchase Agreement immediately prior to the closing of the Second Merger, Aurora will be deemed to automatically assume each Pre-Closing Bridge Note and the outstanding principal amount under each Pre-Closing Bridge Note will automatically be converted into a number of shares of Class A Common Stock of Aurora, based on a conversion ratio of $10 of principal amount payable on a Pre-Closing Bridge Note at the time of conversion to one share of Aurora Class A Common Stock. In the event that the Merger Agreement has not been consummated by the maturity date of the Pre-Closing Bridge Notes which was December 2, 2022, and has since been extended, or the Merger Agreement is withdrawn, then on the maturity date or upon withdrawal, the Pre-Closing Bridge Notes will convert into a new series of preferred stock with terms consistent with those of the Company’s Series D Preferred Stock. If the Merger Agreement is not consummated due to a breach by Aurora, the Sponsor or SoftBank, the Pre-Closing Bridge Notes will convert into the Company’s common stock. See Note 11 for further details on the Pre-Closing Bridge Notes.
The Post-Closing Convertible Notes are in an amount equal to $750.0 million and is reduced dollar for dollar by any remaining cash in Aurora’s trust account released to Better Home & Finance. As further discussed in Note 11, the First Novator Letter Agreement gives the Sponsor the right, but not the obligation, to fund any portion or none of its Post-Closing Convertible Notes. SoftBank’s commitment shall be reduced on a dollar-for-dollar basis by the amount that is not funded by the Sponsor. In the event that the Sponsor elects not to fund in full its Post-Closing Convertible Note, then SoftBank is only obligated to fund $550.0 million of its Post-Closing Convertible Note. See Note 11 for further details on the First Novator Letter Agreement, Second Novator Letter Agreement, and Deferral Letter Agreement.
On August 26, 2022, in connection with the Merger Agreement, the Company entered into Amendment No.4 (the “Amendment No. 4”) to the Merger Agreement, pursuant to which the parties agreed to extend the Agreement End Date (as defined in the Merger Agreement) to March 8, 2023.
In consideration of extending the Agreement End Date, the Company will reimburse Aurora for certain reasonable and documented expenses in an aggregate sum not to exceed $15.0 million. The reimbursement payments will be structured in three tranches, in each case subject to receipt by the Company of reasonable documentation related to the expenses: (i) the first payment of up to $7.5 million will be made within 5 business days after the date of Amendment No. 4; (ii) the second payment of up to $3.8 million will be made on January 2, 2023; and (iii) the third payment of up to $3.8 million will become due upon termination of the Merger Agreement by mutual consent of the parties thereto, and shall be payable on March 8, 2023 (or any earlier termination date, as applicable). For the year ended December 31, 2022, the Company has paid Aurora $7.5 million in reimbursements. Subsequent to December 31, 2022, the Company has made the second and third payment, each $3.8 million, totaling $7.5 million. The parties have also agreed to amend the Merger Agreement to provide a waiver from the exclusivity provisions thereof to allow the Company to discuss alternative financing structures with SoftBank.
On February 24, 2023, the parties entered into Amendment No.5 to the Merger Agreement, which amended the Merger Agreement to extend the Agreement End Date (as defined in the Merger Agreement) from March 8, 2023 to September 30, 2023.
Going concern consideration—In connection with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 205-40, “Basis of Presentation - Going Concern,” the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.
For the year ended December 31, 2022, the Company incurred a net loss of $888.8 million and used $632.8 million in cash. As a result the Company has an accumulated deficit of $1.2 billion as of December 31, 2022. The Company’s cash and cash equivalents as of December 31, 2022 was $318.0 million. Management expects losses and negative cash flows to continue in the near term, primarily due to a difficult interest rate environment that has had a significant impact on the Company’s business which is dependent on mortgage applications for new home purchases and applications to refinance existing mortgage loans.
In response to the difficult interest rate environment and impact on the business, the Company commenced an operational restructuring plan late in 2021, which primarily consisted of reductions in headcount, reassessment of vendor relationships, reductions in the Company’s real estate footprint, and other cost reductions. The Company will continue its cost reduction initiatives through the near term. There is no assurance that reductions in costs will offset the reduction in revenues experienced as a result of the difficult interest rate environment.
The Company’s primary sources of funding have been raises of preferred stock, issuance of convertible debt, warehouse and corporate lines of credit, and cash generated from operations.
In order for the Company to continue as a going concern, the Company must obtain additional sources of funding, refinance existing lines of credit, and increase revenues while decreasing expenses to a point where the Company can better fund its operations. Upon consummation of the Merger, the Company will become a publicly listed company, which will give it the ability to draw on additional funding, including the Post-Closing Convertible Notes, which will provide the Company with increased financial flexibility to execute its strategic objectives. The Merger had not been completed as of December 31, 2022, and has still not been completed as of May 11, 2023, the date the consolidated financial statements were issued. Subsequent to December 31, 2022, Better Holdco amended the Merger Agreement to extend the maturity from March 8, 2023, to September 30, 2023.
Management has determined that the expected future losses and negative cash flows paired with the possibility of being unable to raise additional funding, raise substantial doubt about the Company’s ability to continue as a going concern within one year after the consolidated financial statements are issued.
Immaterial restatement corrections and reclassifications to previously issued consolidated financial statements
Immaterial restatement corrections—Subsequent to the issuance of the Company's consolidated financial statements as of and for the year ended December 31, 2021, the Company identified immaterial errors which required correction of the Company's previously issued consolidated financial statements for the year ended December 31, 2021. The impact of these errors in the prior year are not material to the consolidated financial statements in that year and are primarily related to the timing and classification of certain revenue and expense line items and the related balance sheet impacts on the Company’s consolidated financial statements. Additionally, the Company corrected the presentation of deferred tax liabilities from accounts payable and accrued expenses to properly present it with net deferred tax assets within prepaid expenses and other assets as of December 31, 2021. Consequently, the Company has corrected these immaterial errors in the year to which they relate.
Reclassifications—The Company also made certain reclassifications to prior years' consolidated statement of operations and comprehensive loss to conform to the current year presentation as follows: (1) the Company reclassified revenue and expense amounts related to its cash offer program from other platform revenue and other platform expenses to separately present as cash offer program revenue and cash offer program expenses, respectively, and (2) the Company has also reclassified expenses related to its restructuring program, specifically employee termination benefits, which were previously recorded as compensation and benefits within mortgage platform, other platform, general and administrative, marketing and advertising, and technology and product development expenses to separately present restructuring and impairment expenses.
The corrections to our consolidated balance sheet as of December 31, 2021 were as follows:

	December 31, 2021
(Amounts in thousands)	As Previously Reported	Corrections	As Corrected
Assets
Mortgage loans held for sale, at fair value	$1,851,161	$3,274	$1,854,435
Other receivables, net	51,246	2,916	54,162
Prepaid expenses and other assets	110,075	(19,077)	90,998
Total Assets	$3,312,604	$(12,887)	$3,299,717

Liabilities, Convertible Preferred Stock, and Stockholders’ Equity (Deficit)

Liabilities
Accounts payable and accrued expenses	$148,767	$(15,511)	$133,256
Total Liabilities	2,638,788	(15,511)	2,623,277
Accumulated deficit	(295,237)	2,624	(292,613)
Total Stockholders’ Equity	237,536	2,624	240,160
Total Liabilities, Convertible Preferred Stock, and Stockholders’ Equity	$3,312,604	$(12,887)	$3,299,717
The reclassifications and corrections to our consolidated statement of operations and comprehensive loss for the year ended December 31, 2021 were as follows:

	Year Ended December 31, 2021
(Amounts in thousands, except per share amounts)	As Previously Reported	Reclassifications	Corrections	As Reclassified and Corrected
Revenues:
Mortgage platform revenue, net	$1,081,421	$—	$6,802	$1,088,223
Cash offer program revenue	—	39,361		39,361
Other platform revenue	133,749	(39,361)		94,388
Net interest income (expense)
Interest income	88,965	—	662	89,627
Net interest income	19,036	—	662	19,698
Total net revenues	1,234,206	—	7,464	1,241,670

Expenses:
Mortgage platform expenses	710,132	(11,636)	1,617	700,113
Cash offer program expenses	—	39,505		39,505
Other platform expenses	140,479	(40,404)		100,075
General and administrative expenses	232,669	(2,517)	1,068	231,220
Marketing and advertising expenses	249,275	(380)		248,895
Technology and product development expenses	143,951	(1,616)	2,155	144,490
Restructuring and impairment expenses	—	17,048		17,048
Total expenses	1,476,506	—	4,840	1,481,346

Loss from operations	(242,300)	—	2,624	(239,676)

Loss before income tax expense (benefit)	(306,135)	—	2,624	(303,511)
Net loss	$(303,752)	$—	$2,624	$(301,128)

Other comprehensive loss:
Comprehensive loss	$(303,717)	$—	$2,624	$(301,093)

Per share data:
Basic	$(3.49)	$—	$0.03	$(3.46)
Diluted	$(3.49)	$—	$0.03	$(3.46)
The reclassifications and corrections to the consolidated statement of changes in convertible preferred stock and stockholders’ equity (deficit) include the change to net loss as noted above for the year ended December 31, 2021.
The reclassifications and corrections had no impact on net cash flows from operating activities, cash flows from investing activities, or cash flows from financing activities for the year ended December 31, 2021.
Aurora Acquisition Corp
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aurora Acquisition Corp. (the “Company” or “Aurora”) is a blank check company incorporated as a Cayman Islands exempted company on October 7, 2020. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “Business Combination”).
Although the Company is not limited to a particular industry or geographic region for purposes of completing a Business Combination, the Company is an early stage and emerging growth company, and as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
As of May 10, 2021, the Company entered into an Agreement and Plan of Merger (as subsequently amended, the “Merger Agreement”) with Aurora Merger Sub I, Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”), and Better HoldCo, Inc., a Delaware corporation (“Better”). All activity for the period from October 7, 2020 (inception) through June 30, 2023 relates to the Company’s formation, the initial public offering (“Initial Public Offering” or “IPO”), which is described below, and activities in connection with entering into the Merger Agreement. Since our Initial Public Offering, our only costs have been identifying a target for our initial Business Combination, negotiating the transaction with Better, and maintaining our Company and SEC reporting. We do not expect to generate any operating revenues until after completion of our initial Business Combination. We generate non-operating income in the form of interest income on cash and cash equivalents. The Company incurs expenses as a result of being a public company (for legal, financial reporting, accounting and auditing compliance), as well as expenses incurred by conducting due diligence on prospective Business Combination candidates, including Better.
The Company has selected December 31 as its fiscal year end.
The registration statement for the Company’s Initial Public Offering was declared effective on March 3, 2021. On March 8, 2021, the Company consummated the Initial Public Offering of 22,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $220,000,000.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 3,500,000 private placement units (the “Novator Private Placement Units”), consisting of one Class A ordinary shares (the “Novator Private Placement Shares”) and one-quarter of one redeemable warrant (each whole warrant exercisable for one Class A ordinary share) (the “Novator Private Placement Warrants”), at a price of $10.00 per Novator Private Placement Unit in a private placement to Novator Capital Sponsor Ltd. (the “Sponsor”), an affiliate of Novator Capital Ltd., directors, and executive officers of the Company, generating gross proceeds of $35,000,000. In addition, the Company consummated the sale of 4,266,667 warrants (the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to the Sponsor and certain of the Company’s directors and executive officers, generating gross proceeds of $6,400,000, which is described in Note 3.
Transaction costs amounted to $13,946,641 consisting of $4,860,057 of underwriting fees, $8,505,100 of deferred underwriting fees (see Note 5) and $581,484 of other offering costs.
Following the closing of Aurora’s Initial Public Offering on March 8, 2021, an amount equal to $255,000,000 ($10.00 per unit) (see Note 6) from the proceeds from Aurora’s Initial Public Offering and the sale of the Private Placement Warrants was placed in the trust account (the “Trust Account”). Additionally, the cash held in the Trust Account is comprised of the gross proceeds from the Initial Public Offering of $220,000,000, $23,002,870 from the gross proceeds of the partial exercise of the Underwriters over-allotment option, $35,000,000 from 3,500,000 units at a price $10.00 per unit and interest income earned on the trust account funds since its establishement, including interest income of $2,156,230 for the six months ended June 30, 2023. As of June 30, 2023, funds in the Trust Account totaled approximately $21,317,257 and, since on or about February 24, 2023 are held in a cash and cash equivalents account that will likely receive minimal, if any, interest, until the earlier of: (i) the completion of an initial business combination and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.
On March 10, 2021, the underwriters partially exercised their over-allotment option, resulting in an additional 2,300,287 Units issued for an aggregate amount of $23,002,870 in gross proceeds ($22,542,813 of net proceeds). In connection with the underwriters’ partial exercise of their over-allotment option, the Company also consummated the sale of an additional 306,705 Private Placement Warrants at $1.50 per Private Placement Warrant, generating total proceeds of $460,057.
The funds held in the Trust Account were, since our IPO until on or about February 24, 2023, held only invested in U.S. “government securities” within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), having a maturity of 185 days or less, or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act which invest only in direct U.S. government treasury obligations. To mitigate the risk of us being deemed to have been operating as an unregistered investment company (including under the subjective test of Section 3(a)(1)(A) of the Investment Company Act), in connection with the extraordinary general meeting held to approve the Extension, we instructed Continental, the trustee with respect to the Trust Account, to liquidate the U.S. government treasury obligations or money market funds held in the Trust Account and now hold all funds in the Trust Account in cash (i.e., in one or more bank accounts) until the earlier of the completion of a business combination or our liquidation.
The Company’s management has broad discretion with respect to the specific uses of the funds in the Trust Account, although substantially all of the funds are intended to be applied generally toward completing a Business Combination and to pay the deferred portion of the underwriters’ discount associated with the Initial Public Offering and partial exercise of the underwriters’ over-allotment option. The Company must complete its initial Business Combination with one or more target businesses that together have a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding deferred underwriting commissions and taxes payable on the interest earned on the Trust Account) at the time of the agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.
Following the February 2023 liquidation of the assets in the Trust Account, we have and will continue to receive minimal interest, if any, on the funds held in the Trust Account, which would reduce the dollar amount our public shareholders would have otherwise received upon any redemption or liquidation of the Company if the assets in the Trust Account had remained in U.S. government treasury obligations or money market funds. The Company will provide its shareholders with the opportunity to redeem all or a portion of their Public Shares, with the exception of the Founder Shares (as defined below) and Novator Private Placement Shares, upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The shareholders will be entitled to redeem their shares for a pro rata portion of the amount held in the Trust Account (initially $10.00 per share), calculated as of two business days prior to the completion of a Business Combination, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations. There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The Class A ordinary shares will be recorded at redemption value and classified as temporary equity upon the completion of the Initial Public Offering, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”
If the Company seeks shareholder approval in connection with a Business Combination, it will need to receive an ordinary resolution under Cayman Islands law approving a Business Combination, which requires the affirmative vote of a majority of the shareholders who vote at a general meeting of the Company (assuming a quorum is present). If a shareholder vote is not required under applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor and the Company’s officers and directors have agreed to vote their Class B ordinary shares (the “Founder Shares”), Novator Private Placement Shares and any Public Shares purchased in or after the Initial Public Offering in favor of approving a Business Combination and to waive their redemption rights with respect to any such shares in connection with a shareholder vote to approve a Business Combination (although they have not waived rights to liquidating distributions from the trust account with respect to any Class A ordinary shares it or they hold if Aurora fails to consummate a Business Combination within the required period). However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. Additionally, each public shareholder may elect to redeem its Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination.
Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated Memorandum and Articles of Association provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 20% of the Public Shares without the Company’s prior written consent.
The Sponsor and the Company’s directors and officers have agreed (a) to waive their redemption rights with respect to any Founder Shares, Novator Private Placement Shares and Public Shares held by them in connection with the completion of a Business Combination (although they have not waived rights to liquidating distributions from the trust account with respect to any Class A ordinary shares it or they hold if Aurora fails to consummate a Business Combination within the required period) and (b) not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (i) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity, unless the Company provides the public shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.
The Company had until 24 months from the closing of the Initial Public Offering to complete a Business Combination. On February 24, 2023, the Company obtained shareholder approval to extend the date by which the Company must complete the Initial Business Combination to September 30, 2023 (the “Combination Period”). In the event that the Company does not consummate a Business Combination within this timeline, the Company can seek a further extension, provided it has shareholder approval. If the Company is unable to complete a Business Combination by September 30, 2023 (unless further extended with shareholder approval), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than 10 business days thereafter, redeem 100% of the outstanding Public Shares and Novator Private Placement Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (less up to $100,000 of interest to pay dissolution expenses and net of taxes payable), divided by the number of then outstanding Public Shares and Novator Private Placement Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
The Sponsor and the Company’s directors and officers have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination within the Combination Period. However, any Public Shares acquired by the Sponsor or the Company’s directors and officers and Novator Private Placement Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination by September 30, 2023 (unless further extended with shareholder approval). The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 5) held in the Trust Account in the event the Company does not complete a Business Combination by September 30, 2023 (unless further extended with shareholder approval) and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares and Novator Private Placement Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).
The Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a third party for services rendered or products sold to the Company, or by a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.00 per Public Share or (2) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent public accountants), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
As a condition to the consummation of the Business Combination, the board of directors of the Company has unanimously approved a change of the Company’s jurisdiction of incorporation by deregistering as an exempted company in the Cayman Islands and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware. In connection with the consummation of the Business Combination, the Company will change its name to “Better Home & Finance Holding Company.”
Recent Developments
On August 26, 2022, Aurora, Better and the Sponsor entered into a letter agreement (the “First Novator Letter Agreement”) to, among other things, defer the maturity date of the Pre-Closing Bridge Notes (as defined below) held by the Sponsor to March 8, 2023, subject to SoftBank consenting to extending the maturity of its Pre-Closing Bridge Notes accordingly. On February 7, 2023, Aurora, Better and the Sponsor entered into a letter agreement (the “Second Novator Letter Agreement”) to defer the maturity date of the Pre-Closing Bridge Notes held by the Sponsor until September 30, 2023. Furthermore, pursuant to the Second Novator Letter Agreement, subject to Better receiving requisite approval therefor (which Better has agreed to use reasonable best efforts to obtain), the parties agreed that, if the proposed Business Combination has not been consummated by the maturity date of the Pre-Closing Bridge Note, the Sponsor will have the option, without limiting its rights under the Pre-Closing Bridge Note Purchase Agreement (as defined below) to alternatively exchange its Pre-Closing Bridge Notes on or before the maturity date as follows: (x) for a number of shares of Better preferred stock at a conversion price that represents a 50% discount to the $6.9 billion pre-money equity valuation of Better or (y) for a number of shares of the Company’s Class B common stock at a price per share that represents a 75% discount to the $6.9 billion pre-money equity valuation of Better. In addition, under the Second Novator Letter Agreement, Better agreed to reimburse Aurora for one-half of its reasonable and documented fees and expenses in connection with regulatory matters arising out of or relating to the transactions contemplated by the Merger Agreement on or after the date thereof, in an aggregate amount not to exceed $2,500,000, structured in two tranches to be paid on each of June 1, 2023 and September 1, 2023. As of June 30, 2023, Better has not yet reimbursed the first payment due on June 1, 2023 in the amount of $1,250,000, so Aurora has a receivable of $1,250,000.
On January 9, 2023, the Company received a notice from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) stating that the Company failed to hold an annual meeting of shareholders within 12 months after its fiscal year ended December 31, 2021, as required by Nasdaq Listing Rule 5620(a). In accordance with Nasdaq Listing Rule 5810(c)(2)(G), Aurora submitted a plan to regain compliance on February 17, 2023. We believe the combined annual and extraordinary general meeting the Company held on February 24, 2023 satisfied this requirement under Nasdaq Listing Rules.
On February 8, 2023, the Company repaid an aggregate principal amount of $2.4 million under the unsecured promissory note (as amended and restated on February 23, 2022, the “Note”) issued to the Sponsor (“Payee”) on May 10, 2021 and as amended and restated on February 23, 2022. After giving effect to this repayment, the amount outstanding under the Note is $412,395. As of June 30, 2023, the amount outstanding under the Note was $412,395.
On February 24, 2023, we held a combined annual and extraordinary general meeting pursuant to which the Company’s shareholders approved extending the date by which Aurora had to complete a business combination from March 8, 2023 to September 30, 2023 (the “Extension”). In connection with the approval of the Extension, public shareholders elected to redeem an aggregate of 24,087,689 Class A ordinary shares and the Sponsor elected to redeem an aggregate of 1,663,760 Class A ordinary shares. As a result, an aggregate of $263,123,592 (or approximately $10.2178 per share) was released from the Trust Account to pay such shareholders and the Sponsor and 2,048,838 Class A ordinary shares were issued and outstanding as of June 30, 2023.
Also on February 24, 2023, Aurora, Merger Sub and Better entered into Amendment No. 5 to the Merger Agreement, pursuant to which the parties agreed to extend the Agreement End Date (as defined in the Merger Agreement) from March 8, 2023 to September 30, 2023.
On April 24, 2023, the Company received a further letter (the “Public Float Notice”) from the Listing Qualifications department of Nasdaq notifying us that Aurora no longer meets the minimum 500,000 publicly held shares required for continued listing on The Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(a)(4) (the “Public Float Standard”). The Public Float Notice required that the Company provide Nasdaq with a specific plan to achieve and sustain compliance with all Nasdaq listing requirements, including the time frame for completion of this plan, by June 8, 2023. The Public Float Notice is only a notification of deficiency, not of imminent delisting, and has no immediate effect on the listing or trading of Aurora’s securities on the Nasdaq. On June 8, 2023, the Company provided to Nasdaq our plan to meet the Public Float Standard, including actions to be taken with respect to the Business Combination, and will continue to evaluate available options to regain compliance with the Nasdaq continued listing standards. On June 20, 2023, the Company received a response from Nasdaq confirming that the Company had been granted an extension to regain compliance with the Public Float Standard. The Company must now file with the SEC and Nasdaq, on or before October 3, 2023, a public document containing the Company’s then current total shares outstanding and a beneficial ownership table in accordance with SEC proxy rules. In the event that the Company does not satisfy such terms, Nasdaq may provide written notification that the Company’s securities will be delisted and we will have the opportunity to appeal the decision in front of a Nasdaq Hearings Panel.
On June 21, 2023, the Company received an additional letter (the “MVLS Notice”) from the Listing Qualifications department of Nasdaq notifying the Company that, for the prior 30 consecutive business days, Aurora’s Market Value of Listed Securities (“MVLS”) with respect to Aurora Class A ordinary shares was below the minimum of $35 million required for continued listing on the Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(b)(2) (the “Market Value Standard”). The Company has 180 calendar days from the date of the MVLS Notice (the “Compliance Period”), or until December 18, 2023, to regain compliance with the Market Value Standard. The MVLS Notice states that if, at any time during the Compliance Period, the market value of Aurora’s Class A ordinary shares closes at a value of at least $35 million for a minimum of ten consecutive business days, Nasdaq will provide written confirmation of compliance and the matter will be closed. The MVLS Notice is only a notification of deficiency, not of imminent delisting, and has no immediate effect on the listing or trading of Aurora’s securities on The Nasdaq Capital Market. The Company intends to monitor the Company’s MVLS and may, if appropriate, consider implementing available options to regain compliance with the Market Value Standard.
On June 23, 2023, the Company, Merger Sub and Better entered into Amendment No. 6 (“Amendment No. 6”) to the Merger Agreement, which amended the Proposed Form of Certificate of Incorporation upon Domestication at Exhibit A to the Merger Agreement to implement a corrective change to the authorized share capital of the combined company. Specifically, the Form of Certificate of Incorporation was amended in order to: (i) increase the total number of shares of all classes of stock that the combined company will have authority to issue from 3,250,000,000 to 3,400,000,000; (ii) increase the number of shares of Class A common stock that the combined company will have authority to issue from 1,750,000,000 to 1,800,000,000; and (iii) increase the number of shares of Class B common stock that the combined company will have authority to issue from 600,000,000 to 700,000,000.
On or around July 11, 2023, a vendor and legal advisor to the Company agreed to reduce total fees then due from the Company by approximately $560,000 to $350,000. The Company had previously paid the advisor an aggregate of approximately $2 million for services provided, and immediately prior to the adjustment the Company had a balance outstanding of approximately $910,000, therefore reducing the fees by approximately $560,000. The services were provided during current and prior periods, including the quarter ended June 30, 2023. The vendor has neither received financial nor non-financial benefits in exchange for the reduction in fees. The Company recorded debt extinguishment of the liability as well as recognized a gain in the current period related to the debt extinguishment in the amount of approximately $560,000.
Risks and Uncertainties
Management has evaluated the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Going Concern
In connection with the Company’s going concern considerations in accordance with guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”) 205-40, Presentation of Financial Statements – Going Concern, the Company has until September 30, 2023 to consummate a Business Combination. The Company’s mandatory liquidation date, if a Business Combination is not consummated, raises substantial doubt about the Company’s ability to continue as a going concern. These unaudited condensed financial statements do not include any adjustments related to the recovery of the recorded assets or the classification of the liabilities should the Company be unable to continue as a going concern. In the event of a mandatory liquidation, within ten business days, the Company will redeem the Public Shares, at a per-share price, payable in cash, equal to the allocated amount towards the Public Shares (in this case, not including the existing Novator Private Placement Shares) then on deposit in the Trust Account including the allocated interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares.
Liquidity and Management’s Plan
As of June 30, 2023, the Company had $1,228,847 in its operating bank account, and a working capital deficit of $17,712,429.
On August 26, 2022, Aurora entered into Amendment No. 4 (“Amendment No. 4”) to the Merger Agreement, by and among, Aurora, Merger Sub and Better. Pursuant to Amendment No. 4, the parties agreed to extend the Agreement End Date (as defined in the Merger Agreement) to March 8, 2023. Pursuant to Amendment No. 4, Better agreed to reimburse the Company, for reasonable transaction expenses as defined in the Merger Agreement, up to an aggregate amount not to exceed $15,000,000. As of June 30, 2023, $11,250,000 had been received in two tranches from Better, and, on April 4, 2023, Better transferred the third tranche of $3,750,000 (net of the accounts payable amount that was owed to a third party provider on behalf of Aurora), each as part of Better’s agreement to reimburse Aurora for transaction expenses as defined in the Merger Agreement.
In addition, under the Second Novator Letter Agreement, Better agreed to reimburse Aurora for one-half of its reasonable and documented fees and expenses in connection with regulatory matters arising out of or relating to the transactions contemplated by the Merger Agreement on or after the date thereof, in an aggregate amount not to exceed $2,500,000, structured in two tranches to be paid on each of June 1, 2023 and September 1, 2023. As of June 30, 2023, Better has not yet reimbursed the first payment due on June 1, 2023 in the amount of $1,250,000, so Aurora has a receivable of $1,250,000.
In addition, the Company issued the Note to the Sponsor (“Payee”) pursuant to which the Company could borrow up to an aggregate principal amount of $4,000,000. Should the Company’s operating costs, in relation to its proposed Business Combination, exceed the amounts still available and not currently drawn under the promissory note, the Sponsor shall increase the amount available under the Note to cover such costs, subject to an aggregate cap of $12,000,000. This amount was reflective of estimated total costs of the Company through August 15, 2024. As of June 30, 2023, the amount outstanding under the Note was $412,395.
In addition, as consideration for the Limited Waiver, the Sponsor agreed to reimburse the Company for reasonable and documented expenses incurred by the Company in connection with the proposed Business Combination, up to the actual aggregate amount of Novator Private Placement Shares redeemed by the Sponsor in connection with the Limited Waiver (the “Sponsor Redeemed Amount”), to the extent such expenses are not otherwise subject to reimbursement by Better pursuant to the Merger Agreement.
In the event that the Company does not consummate a Business Combination by September 30, 2023, the Company can seek a further extension, provided we have our shareholder approval.
Accordingly, management has evaluated the Company’s liquidity and financial condition and determined that sufficient capital exists to sustain operations through the earlier of a Business Combination or one year from the date of this filing.
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Aurora Acquisition Corp. (the “Company”) is a blank check company incorporated as a Cayman Islands exempted company on October 7, 2020. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (a “Transaction”).
Although the Company is not limited to a particular industry or geographic region for purposes of completing a Transaction. The Company is an early stage and emerging growth company, and as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.
On May 10, 2021, Aurora Merger Sub I, Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Better HoldCo, Inc., a Delaware corporation (“Better”). The Company will present their financial statements on a consolidated basis, which includes the Merger Sub, as the Company its sole shareholder. The consolidated activity of the Merger Sub includes only transactions related to governance and Director fees under the Director Services Agreement, which is described in Note 5. All activity for the period from October 7, 2020 (inception) through December 31, 2022 relates to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, and activities in connection with entering into the Merger Agreement. Since our Initial Public Offering, our only costs have been identifying a target for our initial Transaction, negotiating the transaction with Better, and maintaining our Company and SEC reporting. We do not expect to generate any operating revenues until after completion of our initial Business Combination (“Business Combination”). We generate non-operating income in the form of interest income on cash and cash equivalents. We incur expenses as a result of being a public company (for legal, financial reporting, accounting and auditing compliance), as well as expenses as we conduct due diligence on prospective Transaction candidates.
The Company has selected December 31 as its fiscal year end.
The registration statement for the Company’s Initial Public Offering was declared effective on March 3, 2021. On March 8, 2021, the Company consummated the Initial Public Offering of 22,000,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $220,000,000 which is described in Note 3.
Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 3,500,000 private placement units (the “Novator Private Placement Units”), consisting of one Class A ordinary shares (the “Novator Private Placement Shares”) and one-quarter of one redeemable warrant (each whole warrant exercisable for one Class A ordinary share) (the “Novator Private Placement Warrants”), at a price of $10.00 per Novator Private Placement Unit in a private placement to Novator Capital Sponsor Ltd., or Novator, an affiliate of Novator Capital Ltd. (the “Sponsor”), directors, and executive officers of the Company, generating gross proceeds of $35,000,000 . In addition, the Company consummated the sale of 4,266,667 warrants (the “Private Placement Warrants”) at a price of $1.50 per Private Placement Warrant in a private placement to the Sponsor and certain of the Company’s directors and executive officers, generating gross proceeds of $6,400,000, which is described in Note 4.
Transaction costs amounted to $13,946,641 consisting of $4,860,057 of underwriting fees, $8,505,100 of deferred underwriting fees (see Note 6) and $581,484 of other offering costs.
Following the closing of Aurora’s Initial Public Offering on March 8, 2021, an amount equal to $255,000,000 ($10.00 per unit) (see Note 7) from the net proceeds from Aurora’s Initial Public Offering and the sale of the Private Placement Warrants was placed in the trust account (the “Trust Account”). Additionally, the cash held in the Trust Account comprises of gross proceeds from the Initial Public Offering of $220,000,000, $23,002,870 from the proceeds of the Underwriters over-allotment, $35,000,000 from 3,500,000 units at a price $10.00 per unit and interest income of $4,262,222 for the year ended December 31, 2022. As of December 31, 2022, funds in the Trust Account totaled $282,284,619 and will be invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund investing solely in U.S. Treasuries and meeting certain conditions under Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Transaction and (ii) the distribution of the funds in the Trust Account to the Company’s shareholders, as described below.
On March 10, 2021, the underwriters partially exercised their over-allotment option, resulting in an additional 2,300,287 Units issued for an aggregate amount of $23,002,870 in gross proceeds ($22,542,813 of net proceeds). In connection with the underwriters’ partial exercise of their over-allotment option, the Company also consummated the sale of an additional 306,705 Private Placement Warrants at $1.50 per Private Placement Warrant, generating total proceeds of $460,057.
The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering, the sale of the Novator Private Placement Units, the sale of the Private Placement Warrants and the partial exercise of the underwriters’ over-allotment option, although substantially all of the net proceeds are intended to be applied generally toward completing a Business Combination and to pay the deferred portion of the underwriters’ discounts associated with the Initial Public Offering and partial exercise of the underwriters’ over-allotment options. The Company must complete its initial Business Combination with one or more target businesses that together have a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding deferred underwriting commissions and taxes payable on the interest earned on the Trust Account) at the time of the agreement to enter into a Business Combination. The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a Business Combination.
The Company will provide its shareholders with the opportunity to redeem all or a portion of their Public Shares, with the exception of the founder shares and Novator Private Placement Shares, upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company. The shareholders will be entitled to redeem their shares for a pro rata portion of the amount held in the Trust Account (initially $10.00 per share), calculated as of two business days prior to the completion of a Business Combination, including any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations. There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants. The Class A ordinary shares are recorded at redemption value and classified as temporary equity, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.”
If the Company seeks shareholder approval in connection with a Business Combination, it will need to receive an ordinary resolution under Cayman Islands law approving a Business Combination, which requires the affirmative vote of a majority of the shareholders who vote at a general meeting of the Company (assuming a quorum is present). If a shareholder vote is not required under applicable law or stock exchange listing requirements and the Company does not decide to hold a shareholder vote for business or other reasons, the Company will, pursuant to its Amended and Restated Memorandum and Articles of Association, conduct the redemptions pursuant to the tender offer rules of the Securities and Exchange Commission (“SEC”), and file tender offer documents containing substantially the same information as would be included in a proxy statement with the SEC prior to completing a Business Combination. If the Company seeks shareholder approval in connection with a Business Combination, the Sponsor and the Company’s officers and directors have agreed to vote their Founder Shares (as defined in Note 5), Novator Private Placement Shares and any Public Shares purchased in or after the Initial Public Offering in favor of approving a Business Combination and to waive their redemption rights with respect to any such shares in connection with a shareholder vote to approve a Business Combination. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. Additionally, each public shareholder may elect to redeem its Public Shares, without voting, and if they do vote, irrespective of whether they vote for or against a proposed Business Combination.
Notwithstanding the foregoing, if the Company seeks shareholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Company’s Amended and Restated
Memorandum and Articles of Association provides that a public shareholder, together with any affiliate of such shareholder or any other person with whom such shareholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 20% of the Public Shares without the Company’s prior written consent.
The Sponsor and the Company’s directors and officers have agreed (a) to waive their redemption rights with respect to any Founder Shares, Novator Private Placement Shares and Public Shares held by them in connection with the completion of a Business Combination and (b) not to propose an amendment to the Amended and Restated Memorandum and Articles of Association (i) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete a Business Combination by September 30, 2023 (unless further extended with shareholder approval) or (ii) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity, unless the Company provides the public shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.
The Company had until 24 months from the closing of the Initial Public Offering to complete a Business Combination. On February 24, 2023, the Company obtained shareholder approval to extend the date by which the Company must complete the Initial Business Combination to September 30, 2023. In the event that the Company does not consummate a Business Combination within this timeline, the Company can seek an extension (with no limit to such extension) provided it has shareholder approval. If the Company is unable to complete a Business Combination by September 30, 2023 (unless further extended with shareholder approval), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than 10 business days thereafter, redeem 100% of the outstanding Public Shares and Novator Private Placement Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (less up to $100,000 of interest to pay dissolution expenses and net of taxes payable), divided by the number of then outstanding Public Shares and Novator Private Placement Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to its obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
The Sponsor and the Company’s directors and officers have agreed to waive their liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination by September 30, 2023 (unless further extended with shareholder approval). However, any Public Shares acquired by the Sponsor or the Company’s directors and officers and Novator Private Placement Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination by September 30, 2023 (unless further extended with shareholder approval). The underwriters have agreed to waive their rights to their deferred underwriting commission (see Note 6) held in the Trust Account in the event the Company does not complete a Business Combination by September 30, 2023 (unless further extended with shareholder approval) and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares and Novator Private Placement Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).
The Sponsor has agreed that it will be liable to the Company, if and to the extent any claims by a third party for services rendered or products sold to the Company, or by a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (1) $10.00 per Public Share or (2) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account due to reductions in the value of trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes. This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (other than the Company’s independent public accountants), prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.
As a condition to the consummation of the Business Combination, the board of directors of the Company has unanimously approved a change of the Company’s jurisdiction of incorporation by deregistering as an exempted company in the Cayman Islands and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware. In connection with the consummation of the Business Combination, the Company will change its name to “Better Home & Finance Holding Company.”
Risks and Uncertainties
Management has evaluated the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Liquidity and Management’s Plan
As of December 31, 2022, the Company had $285,307 in its operating bank account, and a working capital deficit of $14,605,202.
The Company issued an unsecured promissory note (the “Note”) to the Sponsor (“Payee”) pursuant to which the Company could borrow up to an aggregate principal amount of $4,000,000. Should the Company’s operating costs, in relation to its proposed business combination, exceed the amounts still available and not currently drawn under the promissory note, the Sponsor shall increase the amount available under the promissory note to cover such costs, subject to an aggregate cap of $12,000,000. This amount was reflective of estimated total costs of the Company through November 15, 2023 in relation to the business combination, in the event the business combination is unsuccessful. Aurora, Merger Sub and Better entered into Amendment No. 4 whereby Better has also agreed to reimburse the Company, for reasonable transaction expenses as defined in the Merger Agreement, an aggregate amount not to exceed $15,000,000. In the event that the Company does not consummate a Business Combination by September 30, 2023, the Company can seek an extension (with no limit to such extension) provided we have our shareholder approval. The Note is non-interest bearing and payable by check or wire transfer of immediately available funds or as otherwise determined by the Company to such account as the Payee may from time to time designate by written notice in accordance with the provision of the Note. Within five business days of the day of Amendment No.4, Better paid Aurora a sum of $7,500,000 and, on February 6, 2023, Better paid Aurora an additional sum of $3,750,000, each as part of Better’s agreement to reimburse Aurora for transaction expenses as defined in the Merger Agreement. Accordingly, management has evaluated the Company’s liquidity and financial condition and determined that sufficient capital exists to sustain operations through the earlier of a Business Combination or one year from the date of this filing.
Going Concern
In connection with the Company’s going concern considerations in accordance with guidance in the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification (“ASC”) 205-40, Presentation of Financial Statements – Going Concern, the Company has until September 30, 2023 to consummate a Business Combination. The Company’s mandatory liquidation date, if a Business Combination is not consummated, raises substantial doubt about the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments related to the recovery of the recorded assets or the classification of the liabilities should the Company be unable to continue as a going concern. As discussed in Note 1, in the event of a mandatory liquidation, within ten business days, the Company will redeem the Public Shares, at a per-share price, payable in cash, equal to the allocated amount towards the Public Shares (in this case, not including the existing Novator Private Placement Shares) then on deposit in the Trust Account including the allocated interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares.